American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
April 30, 2023

One Choice Blend+ 2020 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 49.2%
Avantis Core Fixed Income Fund G Class	402,881	3,440,603
Avantis Short-Term Fixed Income Fund G Class	72,335	677,784
High Income Fund G Class	62,941	521,781
Inflation-Adjusted Bond Fund G Class	56,353	614,813
Short Duration Inflation Protection Bond Fund G Class	70,455	724,273
		5,979,254
Domestic Equity Funds — 26.9%
American Century Low Volatility ETF	11,424	504,512
Avantis U.S. Equity Fund G Class	69,973	955,835
Avantis U.S. Small Cap Value Fund G Class	7,032	93,740
Focused Large Cap Value Fund G Class	74,971	747,461
Growth Fund G Class	14,824	632,967
Heritage Fund G Class(2)	2,633	59,707
Mid Cap Value Fund G Class	11,545	181,025
Small Cap Growth Fund G Class	4,943	94,501
		3,269,748
International Fixed Income Funds — 14.2%
Emerging Markets Debt Fund G Class	20,578	181,911
Global Bond Fund G Class	177,582	1,541,416
		1,723,327
International Equity Funds — 9.7%
Avantis Emerging Markets Equity Fund G Class	2,400	24,868
Avantis International Equity Fund G Class	42,967	478,656
Focused International Growth Fund G Class	15,547	259,165
Global Real Estate Fund G Class	9,902	115,355
International Small-Mid Cap Fund G Class	877	8,485
International Value Fund G Class	37,574	300,213
		1,186,742
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,346,071)		12,159,071
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$12,159,071

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$1,899	$2,028	$501	$15	$3,441	403	$(69)	$71
Avantis Short-Term Fixed Income Fund	342	425	94	5	678	72	(5)	7
High Income Fund	303	293	85	11	522	63	(13)	22
Inflation-Adjusted Bond Fund	337	366	68	(20)	615	56	(9)	21
Short Duration Inflation Protection Bond Fund	382	448	89	(17)	724	70	(5)	24
American Century Low Volatility ETF	345	234	102	28	505	11	(9)	5
Avantis U.S. Equity Fund	708	528	326	46	956	70	(28)	13
Avantis U.S. Small Cap Value Fund	73	53	28	(4)	94	7	(2)	6
Focused Large Cap Value Fund	531	381	191	25	746	75	(19)	42
Growth Fund	—	733	159	59	633	15	—	14
Heritage Fund(3)	51	25	23	7	60	3	(4)	—
Mid Cap Value Fund	132	88	38	(1)	181	12	(5)	12
Small Cap Growth Fund	71	44	30	10	95	5	(6)	1
Emerging Markets Debt Fund	106	99	30	7	182	21	(5)	5
Global Bond Fund	836	954	222	(27)	1,541	178	(32)	62
Avantis Emerging Markets Equity Fund	15	17	8	1	25	2	(1)	1
Avantis International Equity Fund	352	237	174	64	479	43	(20)	9
Focused International Growth Fund	192	129	104	42	259	16	(23)	3
Global Real Estate Fund	84	56	25	—	115	10	(7)	1
International Small-Mid Cap Fund	9	2	4	1	8	1	(1)	—
International Value Fund	—	328	50	22	300	38	2	8
Focused Dynamic Growth Fund(3)	471	131	661	59	—	—	(101)	—
Non-U.S. Intrinsic Value Fund	217	62	301	22	—	—	(12)	—
Emerging Markets Fund	11	1	16	4	—	—	(4)	—
	$7,467	$7,662	$3,329	$359	$12,159	1,171	$(378)	$327
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.